Dispositions (Details) $ in Millions											1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 13, 2019 USD ($)	Nov. 13, 2019 CAD ($)	Sep. 26, 2019 USD ($)	Sep. 26, 2019 CAD ($)	Aug. 13, 2019 USD ($)	Aug. 13, 2019 CAD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Feb. 01, 2019 CAD ($)	Jan. 31, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gains (losses) from sale of assets														$ 875,800,000	$ (10,600,000)
Proceeds from disposition of financing receivable														73,500,000	0
Meade Pipeline Co. LLC (Meade)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Provision on equity method investments														44,200,000
Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of financing receivable											$ 73,500,000
Loss on sales of receivables														1,300,000
Disposal by sale | Northwest Hydro
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Ownership percentage (percent)										55.00%
Proceeds from disposition										$ 1,300,000,000
Gain (loss) on disposal														687,600,000
Disposal by sale | Non-Core Midstream and Power
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from asset dispositions									$ 87,800,000
Gains (losses) from sale of assets														(1,200,000)
Disposal by sale | Stonewall Gas Gathering System
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition							$ 280.0	$ 379,200,000
Gain (loss) on disposal														34,100,000
Disposal by sale | Craven County Wood Energy LP and Grayling Generation Station LP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition					$ 18.5	$ 24,500,000
Gain (loss) on disposal						$ 0
Disposal by sale | US Portfolio
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from asset dispositions			$ 735.0	$ 975,000,000
Gains (losses) from sale of assets														167,500,000
Disposal by sale | Meade
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition	$ 610.8	$ 811,500,000
Gains (losses) from sale of assets														(11,100,000)
Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Liabilities held for sale															$ 171,400,000		$ 3,800,000
Held for sale | US Portfolio
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Liabilities held for sale																$ 24.8	$ 32,200,000
Assets held for sale disposed of by sale | Capital Spare
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition												$ 3.5	$ 4,600,000
Gain (loss) on disposal														$ 0